Accumulated Other Comprehensive Income - Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period		$ 207.0	$ 164.6	$ 770.6
Change in other comprehensive income before reclassifications		(60.6)	28.4	16.8
Amounts reclassified from accumulated other comprehensive income		(3.9)	(3.9)	(96.6)
Net current-period other comprehensive income (loss)		(64.5)	24.5	(79.8)
Balance at the end of the period		192.5	207.0	164.6
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period		119.0	95.1	174.2
Change in other comprehensive income before reclassifications		(58.2)	27.8	17.1
Amounts reclassified from accumulated other comprehensive income		(3.9)	(3.9)	(96.2)
Net current-period other comprehensive income (loss)		(62.1)	23.9	(79.1)
Cumulative effect of change in accounting principles					$ 16.6
Balance at the end of the period		73.5	119.0	95.1
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period		9.2	8.6	9.3
Change in other comprehensive income before reclassifications		(2.4)	0.6	(0.3)
Amounts reclassified from accumulated other comprehensive income		0.0	0.0	(0.4)
Net current-period other comprehensive income (loss)		(2.4)	0.6	(0.7)
Cumulative effect of change in accounting principles					2.0
Balance at the end of the period		8.8	9.2	8.6
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period		128.2	103.7	183.5
Cumulative effect of change in accounting principles	[1]				$ 18.6
Balance at the end of the period		$ 82.3	$ 128.2	$ 103.7

[1]	Amounts relate to: (i) the requirement to recognize the changes in fair value of equity securities directly within income (resulting in a reclassification of unrealized gains as of January 1, 2018 between accumulated other comprehensive income (“AOCI”) and retained earnings); and (ii) the reclassification from AOCI to retained earnings for stranded tax effects resulting from the U.S. Tax Cuts and Jobs Act. See Note 2 for additional information.